Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment [Line Items]
Depreciation expenses	$ 3,292,570	$ 8,392,637	$ 9,946,444
Disposal property plant and equipment in loss	32,120	0	$ 143,527
Loan and Security Agreements with PFG [Member] | Rental Vehicles [Member]
Property and Equipment [Line Items]
Rental vehicles amount	$ 0	$ 26,747,580